                                                                                                                  September 13, 2016

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Wells Fargo Funds Trust
           Registration Statement on Form N-14
           File Number:  333-213124

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Wells Fargo Funds Trust (the "Trust").  This filing relates to the acquisition of the assets of:

-- Wells Fargo Municipal Money Market Fund, a series of the Trust, by and in exchange for shares of Wells Fargo National Tax-Free Money Market Fund (an “Acquiring Fund”), a series of the Trust, and is being filed primarily to reflect a new record date of September 30, 2016 (the “Record Date”);

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special joint meeting of shareholders of Wells Fargo Municipal Money Market Fund (the “Target Fund”), at which shareholders of the Target Fund will be asked to vote on the proposed acquisition of the fund by the Acquiring Fund listed above.  Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

The Registrant will file a subsequent pre-effective amendment following the Record Date in order to reflect changes made to the Prospectus/Proxy Statement in response to comments received from the SEC staff.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3662.

Very truly yours,

/s/ Brian Montana

Brian Montana, Esq.
Wells Fargo Legal Department

Enclosures